PIMCO Funds

Supplement Dated April 15, 2008 to the
Strategic Markets Institutional and Administrative Class Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 14, 2008

Disclosure Related to the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund

        Effective May 1, 2008, Changhong Zhu will be the portfolio manager of the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund (the "Funds").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
European StocksPLUS® TR Strategy	Changhong Zhu	5/08	Managing Director, PIMCO. He joined PIMCO in 1999 as a portfolio manager.

Far East (ex-Japan) StocksPLUS® TR Strategy		5/08

International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)		5/08

Japanese StocksPLUS® TR Strategy		5/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 15, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 14, 2008

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Changhong Zhu will be the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Changhong Zhu	5/08	Managing Director, PIMCO. He joined PIMCO in 1999 as a portfolio manager.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 15, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 14, 2008

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Changhong Zhu will be the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy (U.S. Dollar-Hedged)	Changhong Zhu	5/08	Managing Director, PIMCO. He joined PIMCO in 1999 as a portfolio manager.

Investors Should Retain This Supplement For Future Reference